ADVERTISING IN ACCORDANCE WITH SECURITIES ACT RULE 497

Investing in America’s Growth Quarterly Review (1) As of March 31, 2012 Distributions7.77% – Current Annualized Monthly Distribution Rate (2) (based on a $10.44 price per share as of May 4, 2012) $0.05 Per Share – Special Stock Dividend (announced 3/30/2012) Asset Quality 91.5% – Senior Secured Debt (% of assets) 0% – Non-Performing Assets (% of assets) Portfolio Diversity 31 – Number of Investments 20 – Number of Industries (1) The portfolio information detailed in this brochure reflects data that is included in the Company’s Form POS 8C as filed with the Securities and Exchange Commission on June 15, 2012, reflecting our quarterly numbers as of March 31, 2012. The portfolio snapshot is not a substitute for the review of the prospectus and the financial statements of BDCA, nor does it include information on fees, expenses, and risks of the portfolio. As with any investment, there is no guarantee that BDCA will achieve these results or the stated returns. Past performance does not guarantee future results. (2) Distributions are not guaranteed. Payment of fees to our advisor as well as the payment of operating expenses will reduce cash available for distributions. We may pay distributions from the net proceeds of our offering, from our borrowings, or from other sources. To date, all distributions have been made from net investment income on our portfolio.

“In the United States mid-sized companies account for roughly 40% of our entire economy. They form the backbone of American business and will ultimately be a catalyst for our country’s growth and economic recovery. Business Development Corporation of America (“BDCA”) was constructed to provide capital, primarily in the form of senior secured loans, to these established middle market enterprises in order to position them for growth and greater profitability. In these periodic updates, we intend to furnish regular snapshots of some of the dynamic businesses that BDCA has invested in as well as a summary of the overall investment portfolio to date. As always, we thank you for your support of BDCA.” – Peter M. Budko, President & Chief Operating Officer, BDCA THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY A PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS LITERATURE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF THE ISSUER’S SECURITIES PRIOR TO MAKING AN INVESTMENT IN THIS OFFERING. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. Some of these risk fac tors associated with an investment in BDCA include, without limitation: (1) Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares; (2) The amount of any distributions we pay is uncertain. Our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we pay may be paid from the net proceeds of our offering, from our borrowings, or from other sources, and may represent a return of capital to you. For additional risk fac tors, please see the reverse.

BDCA: A Member of the American Realty Capital Family of Investment Programs. Business Development Corporation of America is an SEC-registered nontraded business development company that invests in both the debt and equity of private mid-sized companies throughout the United States. Executive Management Peter M. Budko, President & COO, BDCA Robert K. Grunewald, Chief Investment Officer, BDCA A Leader in Alternative Investments American Realty Capital (“ARC”) is an investment management company with nine current offerings in the real estate and financial services sectors. Founded in 2006 by Nicholas S. Schorsch, William M. Kahane, Edward M. Weil, Jr., Peter M. Budko and Brian S. Block, ARC has collectively acquired and managed over $8 billion of real estate. The principals of ARC have a proven track record of bringing private investment programs to the public markets and realizing value for their shareholders. Most recently, in September 2011, and again in March 2012, ARC listed two investment vehicles on NASDAQ thus providing full liquidity to its shareholders. One of these companies, American Realty Capital Trust, Inc. (NASDAQ: ARCT), is currently the largest traded equity REIT on the NASDAQ Global Select Market. The Market Leader in Non-Traded Investment Wholesaling Realty Capital Securities, LLC (“RCS”) Member FINRA/SIPC, is the whollyowned wholesale broker-dealer of ARC. The RCS leadership is augmented by a professional team made up of operations, compliance and executive management. Additionally, the RCS wholesaling team works with over 400 broker dealers— selling over 80,000 Registered Representatives. Each aspect of Realty Capital Securities is strategically designed to reflect the core tenant of our investment philosophy—to operate in perfect conjunction with the broker dealer community in order to place shareholders first. A Culture of Best Practices Shareholders in BDCA benefit from our adherence to a strict policy of best practices established by ARC for all of its offerings. These standards include: • Dividends must be fully covered by net investment income before any management fees can be paid to our adviser; • Related party transactions and those between affiliates of ARC are strictly prohibited; • An experienced management team with a relevant, sector specific, proven track record manages each of our investment strategies; • A defined exit strategy within a reasonable time period is established well in advance of completing the capital raise. • Low relative management fees with no internalization fee upon exit; • Comprehensive, transparent reporting, and; • Use of prudent leverage. Team Member Spotlight Ira Wishe, Senior Analyst, BDCA Adviser, LLC Mr. Wishe is a senior investment analyst for BDCA. Prior to BDCA, Mr. Wishe was an investment analyst at MKP Capital, LLC, focusing on the firm’s investments in high yield and investment grade companies and collateralized loan obligations (“CLOs”). Prior to MKP, Mr. Wishe was a research analyst/trader at Tricadia Capital, LLC, as part of team that managed two CLOs investing in corporate bank debt with a focus on middle market companies. Prior to the above, Mr. Wishe was employed by Deloitte for 9 years.

Business Development Corporation of America Selected Portfolio Investments (As of March 31, 2012) Bolthouse Farms Founded in 1915, Bolthouse is the nation’s largest producer of carrots. In 2003, the company launched its premium beverage business and in 2007, it launched its salad dressing business. Bolthouse has the market share #1 position in super-premium beverages with a 32%, and is the fastest-growing producer in this category. In addition, the salad dressing business is the fifth largest in the United States by market share. In 2010, Bolthouse sold over 890 million pounds of carrots and over 74 million bottles of beverages. The company and its growers utilize 40,000 acres of farmland and have significant expertise in all aspects of growing, processing, and transporting its products. Bolthouse runs an ultra-high efficiency storage and distribution business that also serves third parties. There are high barriers to entry due to limited access to new farmland and available distribution channels. Bolthouse’s first-class supply chain, its recognizable brand, and its long-standing relationships with grocers allow it to consistently roll out new products. Investment Snapshot Date of Initial Investment November 30, 2011 Investment Size $1,500,000 Investment Type Senior Secured Debt Maturity August 11, 2016 Coupon (1) Libor + 7.50%; 2.00% Libor Floor (2) Price to Par (3) 100% (or purchased for $1,500,000) Spectrio (formerly Audio Messaging Services) Founded in 1986 as Conquest Communications Inc., the company merged with Avaya’s Magic-on- Hold business in 2003 creating AMS, LLC, and in 2011, AMS merged with Impressions On Hold International to create Spectrio. Spectrio’s services range from on-hold messaging to overhead music and digital signage video displays. Spectrio utilizes these formats to create brand messaging consistency for its clients and to maximize “marketing moments” during time that customers would normally spend in a completely passive environment, such as waiting in line at the store or on-hold via telephone. Headquartered in Tampa, Fla., with creative and customer operations in Tulsa, Okla., Spectrio provides audio, graphic and video marketing solutions to help clients deliver effective marketing messaging for customers. The company has audio and/or video marketing solutions in place in approximately 40,000 U.S. locations and is among the top five providers in the telephone on-hold messaging industry. Investment Snapshot Date of Initial Investment August 29, 2011 Investment Size $1,085,000 Investment Type Senior Secured Debt Maturity June 16, 2016 Coupon (1) 12.00% Price to Par (3) 100% (or purchased for $1,085,000) DEFINITIONS: (1) “Coupon” refers to the interest rate stated on a bond or loan when it’s issued; (2) “Libor” stands for the London Interbank Offering Rate, and is the world’s most widely used benchmark by the British Bankers’ Association; (3) “Price to Par” is defined as the percentage of the face or notional value of a bond or loan that the investment is either being carried or purchased at.

Selected Portfolio Investments (Continued) (As of March 31, 2012) DS Waters DS Waters is the leading commercial and consumer supplier of bottled water to offices and homes nationwide. The company has the #1 position in the home and office delivery market in the United States with a 32% market share, serving 1,260,000 home and office locations across the country. DS Waters has a 90% customer retention rate. DS Waters also delivers bottled water to many U.S. retailers, including Home Depot, Wal-Mart, Stop & Shop and Kroger under well recognized brands that are shown below. The Company sells or rents water dispensers, water filtration devices, coffee brewers and other ancillary equipment. DS Waters has significant infrastructure and distribution capabilities with 120 branch distribution facilities, 29 production and distribution facilities and a fleet of 3,200 delivery and support vehicles. The industry dynamics are favorable as bottled water consumption is growing amidst an increased focus on health and wellness, along with concerns about the quality of municipal water sources due to the aging pipe infrastructure. Investment Snapshot Date of Initial Investment February 27, 2012 Investment Size $2,000,000 Investment Type Senior Secured Debt Maturity August 22, 2017 Coupon (1) Libor + 9.00%; 1.50% Libor Floor (2) Price to Par (3) 98% (or purchased for $1,960,000) Caribbean Restaurants Caribbean Restaurants has a 48-year history as the premier Quick Service Restaurant (“QSR”) franchisee in the Commonwealth of Puerto Rico. Caribbean Restaurants was originally founded as the first international Burger King franchisee. It has grown to be the largest restaurant company in Puerto Rico, which has become a highly desirable market for the QSR industry. Their tenured team has unparalleled knowledge of the local market which is directly responsible for the growth of Caribbean Restaurants to its current size and dominance of the QSR market in Puerto Rico. Caribbean has 178 Burger King restaurants located in nearly every municipality in Puerto Rico, with ample room for continued expansion. This makes them the largest sole franchisee of any concept in Puerto Rico with superior operational control and consistency. They are able to operate in the commonwealth with significant autonomy from the overall corporate structure of Burger King, which has allowed them proprietary product development, marketing and distribution services. Because of this they are credited with a number of interesting developments like the creation of the first Whopper Jr. in 1963. Because of their structure, management, and market, Caribbean Restaurants has made Puerto Rico one of the few markets worldwide where Burger King surpasses McDonald’s in revenue. Investment Snapshot Date of Initial Investment February 15, 2012 Investment Size $1,000,000 Investment Type Senior Secured Debt Maturity February 16, 2017 Coupon (1) Libor +7.50%; 1.50% Libor Floor (2) Price to Par (3) 98% (or purchased for $980,000) for short-term interest rates. Specifically, it is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis

Investing in America’s Growth Portfolio Diversity As of March 31, 2012 Investor Inquiries For more information on BDCA, please contact your financial professional. www.BDCofAmerica.com Broker Dealers For more information on BDCA, please contact: Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116 | 877-373-2522 | www.rcsecurities.com Industry Diversity Beverage, Food & Tobacco 19.6% Banking, Finance, Insurance & Real Estate 11.6% Chemicals, Plastics & Rubber 10.9% Energy: Oil & Gas 10.4% High Tech Industries 9.4% Services: Business 7.9% Construction & Building 6.5% Telecommunications 4.5% Retail 4.1% Media: Diversified & Production 3.3% Healthcare & Pharmaceuticals 3.0% Capital Equipment 2.9% Utilities: Electric 1.7% Media: Advertising, Printing & Publishing 1.6% Automobile 1.6% Hotel, Gaming & Leisure 1.0% Security Type Diversity Senior Secured First Lien Debt: 63.3% Equity/Other: 5.6% Senior Unsecured Debt: 2.9% Senior Secured Second Lien Debt: 28.2% Loan Type Diversity (1) Middle Market Loans 79.64% Large Corporate Loans 20.36% (1) Large Corporate Loans is defined as those loans to companies with revenues of $1 Billion or greater, whereas Middle Market Loans is defined as those loans to companies with revenues between $10 million to $1 billion. Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. risk factors continued: (3) Our investment adviser, BDCA Adviser, LLC (the “Adviser”) and its affiliates face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments; (4) We are a thinly capitalized new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective; (5) We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment; (6) We will be subject to financial market risks, including changes in interest rates which may have a substantial negative impact on our investments; (7) As a result of the annual distribution requirement to qualify as a Registered Investment Company under the Internal Revenue Code, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all; (8) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to U.S. federal income tax on all of our income, which would have a material adverse effect on our financial performance; (9) We established the offering price for our shares of common stock on an arbitrary basis, and the offering price may not accurately reflect the value of our assets; (10) The purchase price for our shares will be determined at each closing date. As a result, your purchase price may be higher than the prior closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior closing price; (11) The management of multiple REITs by our executive officers of our Adviser may significantly reduce the amount of time spent on activities related to us and cause other conflicts of interest, which may cause operating results to suffer; (12) We will compete for investors with other programs of our sponsor.